Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Seaspan [Member]
Commitments And Contingencies [Line Items]
Schedule of Commitment Under Operating Leases	Total commitments under these leases are as follows:
2020	$153.8
2021	154.0
2022	148.5
2023	148.7
2024	150.9
Thereafter	351.7
$1,107.6
Total commitments under these leases are as follows:
2019	$160.0
2020	159.2
2021	158.3
2022	151.7
2023	150.8
Thereafter	507.5
$1,287.5